FINANCIAL INCOME AND EXPENSES (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance expenses:
Interest expense	SFr (432.9)	SFr (431.1)	SFr (338.5)
Losses on debt modification and extinguishment	(4.0)	(0.1)	0.0
Realized and unrealized losses on derivative instruments	0.0	(524.5)	0.0
Foreign currency transaction losses	(295.2)	0.0	0.0
Gains (losses) due to changes in fair values of certain investments and debt, net	(6.1)	0.0	0.0
Other expense, net	(4.4)	(1.5)	(1.7)
Financial expenses	(742.6)	(957.2)	(340.2)
Finance income:
Interest income	8.1	3.0	1.5
Realized and unrealized gains on derivative instruments	249.6	0.0	348.4
Foreign currency transaction gains	0.0	568.6	2.8
Gains (losses) due to changes in fair values of certain investments and debt, net	0.0	3.1	104.0
Financial income	SFr 257.7	SFr 574.7	SFr 456.7